CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 381	$ 3,200
Restricted cash, current		100
Accounts receivable, net	962	63
Contract assets	623	9
Inventories	8	195
Prepaid expenses and Other current assets	719	838
Assets of discontinued operations		4,430
Total current assets	2,693	8,835
Non-current assets:
Intangibles, net	85	79
Property and equipment, net	4,638	20,833
Right-of-use assets	274	3,157
Restricted cash, non-current		750
Other non-current assets	317	242
Available for sale financial asset
Assets of discontinued operations		841
Total non-current assets	5,314	25,902
Total assets	8,007	34,737
Current liabilities:
Trade and other payables	16,730	3,996
Due to related parties	305
Deferred income from grants, current	396	523
Contract liabilities	3,187	414
Loss contingency liabilities	5,126
Other current liabilities	2,210	1,035
Operating lease liabilities	89	2,138
Short-term loan payable, net of discount	559
Income tax payable	170	179
Liabilities of discontinued operations		3,628
Total current liabilities	28,772	11,913
Non-current liabilities:
Warrant liability		59
Long-term operating lease liabilities	184	8,218
Defined benefit obligation	97	83
Deferred income from grants, non-current	248	320
Other long-term liabilities	1	1
Liabilities of discontinued operations		695
Total non-current liabilities	530	9,376
Total liabilities	29,302	21,289
Common stock ($0.0001 par value per share; Shares authorized: 500,000,000 and 110,000,000 at December 31, 2024 and December 31, 2023, respectively; Issued and outstanding: 2,636,508 and 2,580,159 at December 31, 2024 and December 31, 2023, respectively)		8
Preferred stock ($0.0001 par value per share; Shares authorized: 1,000,000 at December 31, 2024 and December 31, 2023; nil 0 issued and outstanding at December 31, 2024 and December 31, 2023)
Additional paid-in capital	199,015	194,933
Accumulated other comprehensive loss	(157)	(2,334)
Accumulated deficit	(220,153)	(179,159)
Total stockholders’ equity/(deficit)	(21,295)	13,448
Total liabilities and stockholders’ equity/(deficit)	$ 8,007	$ 34,737